FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [ ]; Amendment Number: ______
      This Amendment (Check only one.): [ ] is a restatement.
      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  Weyland Capital Management, LLC
Address:  22 Deer Street
	 Suite 200
	Portsmouth, NH 03801
Form 13F File Number: 028-14629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Polly Henkel		 Title: Chief Compliance Officer
Phone: 603-433-8994

Signature, Place, and Date of Signing:

Polly Henkel
Portsmouth, NH
07/11/2012



Report Type (Check only
one.):
[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $75,342
            (thousands)
List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



        Form 13F Information Table                               VALUE  SHARES/ SH/ PUT/INVSTMT OTHER     VOTING AUTHORITY
        NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000PRN AMT PRN CALLDSCRETN MANAGERS  SOLE   SHARED    NONE
        C H ROBINSON WORLDWIDE INC    COM NEW          12541W209    1893   32339SH      SOLE                               NONE
        COLGATE PALMOLIVE CO          COM               194162103    304    2924SH      SOLE                               NONE
        ECOLAB INC                    COM NEW           278865100    742   10827SH      SOLE                               NONE
        ISHARES TR RUSSELL 1000 G INDERUSSELL1000GRW    464287614  48164  761728SH      SOLE                               NONE
        ISHARES TR RUSSELL 2000 V INDERUSSELL2000VAL    464287630   3245   46095SH      SOLE                               NONE
        PHILIP MORRIS INTL INC        COM               718172109    214    2447SH      SOLE                               NONE
        SPDR GOLD TRUST               GOLD             78463V107   10177   65575SH      SOLE                               NONE
        TIBCO SOFTWARE INC            COM NEW          88632Q103     711   23747SH      SOLE                               NONE
        VANGUARD INTL EQUITY INDEX F  MSCI EMR MKT ETF  922042858   9892  247734SH      SOLE                               NONE